RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related parties transactions [Abstract]
Disclosure of detailed information about transactions between related parties [Text Block]
(i)	Group companies

	2020	2019	2018
	US$’000	US$’000	US$’000

Fuel and port expenses to related parties	-	-	(18,910)
Bunker swaps from related companies	-	-	111
Guarantee fees to related parties	-	-	(54)
Management fees to related parties	-	-	(1,135)
Net gain on disposal of businesses	-	-	3,255
Overhead recovery from (to) related party (included in administrative expense)	-	-	134
Other expenses to related parties	-	-	(187)

(ii)	Joint ventures

	2020	2019	2018
	US$’000	US$’000	US$’000

Interest income	157	983	2,573
Technical management fee income	354	1,625	1,625
Agency Fees from joint ventures	83	573	574
Charter hire and other related revenue	679	5,345	13,445
Charter hire and other related expenses	(6,025)	(44,206)	(52,050)
Payments on behalf of a joint venture	(7,987)	(2,199)	(1,217)
Repayment of preference shares by a joint venture	2,569	-	-
Settlement of interest bearing loan	5,382	-	-
Purchase of ships from a joint venture	-	54,000	10,250
Dividend income	536	5,000	-
Management fee income	-	86	217

Refer to Note 38 for information on the guarantees provided by the Group for loans within joint venture structures.

(iii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24
Related Party Disclosures
.

	2020	2019	2018
	US$’000	US$’000	US$’000

Short-term benefits	4,073	4,166	4,839
Share-based payments (1)	769	-	84
	4,842	4,166	4,923

(1)
Represents vesting of ordinary shares in terms of the Forfeitable Share Plan.